Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
Earnings[1] (£ million)	257.9	252.7
Weighted average shares used in basic EPS calculation (million)	1,115.2	1,211.9
EPS	23.1p	20.9p
Note
[1]Earnings is equivalent to profit for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
Diluted earnings (£ million)	257.9	252.7
Weighted average shares used in diluted EPS calculation (million)	1,137.8	1,229.0
Diluted EPS	22.7p	20.6p

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	m	m
Weighted average shares used in basic EPS calculation	1,115.2	1,211.9
Dilutive share options outstanding	1.4	0.8
Other potentially issuable shares	21.2	16.3
Weighted average shares used in diluted EPS calculation	1,137.8	1,229.0